UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2010
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):	[ ] is a restatement.
 	[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:	Liebau Asset Management Co., LLC
Address: 301 E. Colorado Blvd.
	   Suite 810
	   Pasadena, CA 91101
13F File Number:	 28-12058
The institutional investment manager filing this report and
the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood That all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:  	Fred Aguilera
Title: 	Trader & Director of Opr.
Phone:  626-795-5200
Signature,
Fred Aguilera 	Pasadena, Ca 	February 1,2011
Report Type (Check only one.):
	[ X]        13F HOLDINGS REPORT.
	[  ]        13F NOTICE.
	[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:   56
Form 13F Information Table Value Total:   141406 (x1000)

List of Other Included Managers:


No.  13F File Number 	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579y101     3898    45170 SH       SOLE                    43520              1650
A T & T INC NEW                COM              00206R102     3502   119207 SH       SOLE                   115707              3500
ABBOTT LABORATORIES            COM              002824100      230     4800 SH       SOLE                     4800
AGILENT TECH INC               COM              00846u101     2304    55615 SH       SOLE                    55240               375
ALEXANDER & BALDWIN INC        COM              014482103     1309    32690 SH       SOLE                    31290              1400
AMERICAN EXPRESS CO            COM              025816109     2425    56489 SH       SOLE                    56089               400
APACHE CORP                    COM              037411105      448     3755 SH       SOLE                     3530               225
APPLIED MATERIALS INC          COM              038222105     1676   119310 SH       SOLE                   116185              3125
AUTODESK INC                   COM              052769106      955    25000 SH       SOLE                    25000
AUTOMATIC DATA PROCESSINGINC   COM              053015103     1855    40085 SH       SOLE                    39385               700
BERKSHIRE HATHAWAY INCDEL CL B COM              084670702     3126    39020 SH       SOLE                    38220               800
BOEING CO                      COM              097023105     1985    30410 SH       SOLE                    29560               850
BOSWELL JG CO COM              COM              101205102      436      581 SH       SOLE                       50               531
CHEVRON CORP NEW               COM              166764100     6641    72782 SH       SOLE                    72782
CHUBB CORP                     COM              171232101     3355    56255 SH       SOLE                    53605              2650
COCA COLA CO                   COM              191216100     4129    62785 SH       SOLE                    60235              2550
CONOCOPHILLIPS                 COM              20825c104     3196    46937 SH       SOLE                    45187              1750
COOPER INDUSTRIES PLC(IE) COM  COM              g24140108     1510    25910 SH       SOLE                    25660               250
COSTCO WHOLESALE CORP          COM              22160k105     2763    38258 SH       SOLE                    37458               800
DEERE & COMPANY                COM              244199105     4034    48570 SH       SOLE                    47770               800
DISNEY WALT CO                 COM              254687106     3214    85675 SH       SOLE                    83975              1700
DOMINION RESOURCES INCVA  NEW  COM              25746u109      383     8960 SH       SOLE                     6110              2850
DU PONT E I DE NEMOURS& CO     COM              263534109     3468    69525 SH       SOLE                    67025              2500
EMERSON ELECTRIC CO            COM              291011104     3750    65600 SH       SOLE                    63550              2050
ESTEE LAUDER COMPANIESINC CL A COM              518439104     3363    41675 SH       SOLE                    40325              1350
EXXON MOBIL CORP               COM              30231g102     4628    63295 SH       SOLE                    60845              2450
FEDEX CORP                     COM              31428x106     2185    23497 SH       SOLE                    22997               500
GENERAL ELECTRIC CO            COM              369604103     1711    93537 SH       SOLE                    92787               750
HEWLETT-PACKARD CO DE          COM              428236103     2258    53635 SH       SOLE                    51235              2400
HOME DEPOT INC                 COM              437076102     1454    41460 SH       SOLE                    41460
INTEL CORP                     COM              458140100     3819   181614 SH       SOLE                   177364              4250
INTL BUSINESS MACH             COM              459200101     3165    21569 SH       SOLE                    21369               200
JOHNSON & JOHNSON              COM              478160104     3320    53680 SH       SOLE                    51530              2150
JPMORGAN CHASE & CO            COM              46625h100     2497    58855 SH       SOLE                    57455              1400
KELLOGG COMPANY                COM              487836108     2789    54610 SH       SOLE                    52110              2500
LILLY ELI & CO                 COM              532457108     3386    96630 SH       SOLE                    93380              3250
LOEWS CORP                     COM              540424108     1663    42740 SH       SOLE                    42240               500
MEDTRONIC INC                  COM              585055106     3364    90690 SH       SOLE                    87490              3200
MICROSOFT CORP                 COM              594918104     4857   174006 SH       SOLE                   167306              6700
NEWS CORP LTD CL A             COM              65248E104     1725   118483 SH       SOLE                   117283              1200
NOBLE ENERGY INC COM           COM              655044105     2335    27125 SH       SOLE                    26575               550
NORDSTROM INC                  COM              655664100     1271    30000 SH       SOLE                    30000
NOVARTIS AG ADR-EACH REPR1 CHF COM              66987v109     2181    36994 SH       SOLE                    36594               400
PACCAR INC                     COM              693718108     2082    36310 SH       SOLE                    34810              1500
PENTAIR INC                    COM              709631105     1387    37980 SH       SOLE                    36230              1750
PHILIP MORRIS INTL INCCOM      COM              718172109     2206    37695 SH       SOLE                    36145              1550
PROCTER & GAMBLE CO            COM              742718109     4268    66343 SH       SOLE                    64243              2100
SCHLUMBERGER LIMITED COMSTK US COM              806857108     3728    44650 SH       SOLE                    42950              1700
SIEMENS AG ADR-EACH CNVINTO 1  COM              826197501      550     4425 SH       SOLE                     4225               200
SIGMA ALDRICH CORP             COM              826552101     2096    31485 SH       SOLE                    30885               600
SYSCO CORP                     COM              871829107     2507    85265 SH       SOLE                    82215              3050
US BANCORP DEL COMNEW          COM              902973304     1559    57795 SH       SOLE                    56795              1000
WAL-MART STORES INC            COM              931142103     3907    72440 SH       SOLE                    69740              2700
WASHINGTON POST CO CLB         COM              939640108     1396     3177 SH       SOLE                     3127                50
WELLS FARGO & CO NEW           COM              949746101     1968    63516 SH       SOLE                    61166              2350
ISHARES BARCLAYS US AGGREGATE                   464287226     1190 11250.000SH       SOLE                11050.000           200.000
Report Summary		     56 Data Records    (X1000)    141406 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
